BRIDGES INVESTMENT FUND, INC.


                                 THIRD QUARTER


                                      1998







                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from July 1, 1998, through September 30, 1998

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data


      Pages F1-F13       Unaudited Financial Statements for the
                         Nine Months Ended September 30, 1998

      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors

                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    Roy A. Smith
                    L.B. Thomas




                                    Officers

                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III - President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer






                                    Auditor

                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102






                               Corporate Counsel

                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102

                         BRIDGES INVESTMENT FUND, INC.
                              8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA  68114





                                                                OCTOBER 26, 1998


DEAR SHAREHOLDER:

THIRD QUARTER AND NINE MONTHS, 1998 REVIEW

     THE NET ASSET VALUE PER SHARE OF THE FUND WAS $30.90 ON SEPTEMBER 30, 1998. THIS PRICE REPRESENTED THE THIRD HIGHEST NET ASSET VALUE FOR ANY CALENDAR QUARTER REPORTING DATE. THE $30.90 NET ASSET VALUE PER SHARE WAS 8.0% BELOW THE $33.58 PRICE FOR JUNE 30, 1998, AND IT WAS 6.5% UP FROM THE YEAR-END, 1997 VALUATION OF $29.02 PER SHARE. THE CASH AMOUNTS DISTRIBUTED FROM 1998 INVESTMENT INCOME DURING THE FIRST NINE MONTHS OF THE YEAR WERE $.225 PER SHARE. THUS, THE TOTAL VALUE IMPROVEMENT THAT DEVELOPED FROM THE JANUARY 1 THROUGH SEPTEMBER 30, 1998 OPERATIONS FOR THE FUND WAS $2.105 PER SHARE. THIS NUMBER WAS DERIVED BY COMBINING $1.88 IN PRICE APPRECIATION ($30.90 LESS $29.02 EQUALS $1.88) WITH $.225 IN DIVIDEND INCOME DISTRIBUTIONS. WHEN COMPARED TO THE BEGINNING NET ASSET VALUE OF $29.02, THIS $2.105 PER SHARE INCREASE IN VALUE RESULTED IN A 7.25% TOTAL RETURN FOR THE FUND FOR THE FIRST NINE MONTHS OF 1998.

     THE UPWARD TREND FOR COMMON STOCKS DURING 1998 WAS INTERRUPTED BY SIGNIFICANT SELLOFFS NEAR THE END OF AUGUST, 1998 AND SEPTEMBER, 1998 THAT WERE RELATED TO FEARS STEMMING FROM ECONOMIC AND FINANCIAL PROBLEMS IN ASIA, RUSSIA AND LATIN AMERICA. OVERVALUATIONS AND DISAPPOINTING EARNINGS REPORTS WERE ALSO FACTORS IN THE INVESTOR DECISIONS TO SELL STOCKS AFTER MID-JULY, 1998.

     THE NET ASSETS OF THE FUND WERE $40,423,166 ON SEPTEMBER 30, 1998. NET ASSETS DECLINED $3,177,598 FROM THE JUNE 30, 1998 TOTAL OF $43,600,764, A DECREASE OF 7.3% FOR THE THIRD QUARTER OF 1998. FOR THE FIRST NINE MONTHS OF 1998, NET ASSETS WERE UP $3,775,631, OR 10.3% FROM THE $36,647,535 LEVEL AT
DECEMBER 31, 1997. ON A TRAILING TWELVE MONTHS BASIS (SEPTEMBER 30, 1997 TO SEPTEMBER 30, 1998), NET ASSETS GREW FROM $36,500,979 TO $40,423,166, A 10.8%
IMPROVEMENT.

     NET INVESTMENT INCOME WAS $442,586 FOR THE FIRST NINE MONTHS OF 1998, COMPARED TO $486,381 FOR THE SAME PERIOD IN 1997. NET REALIZED GAINS ON INVESTMENTS FOR THE FIRST NINE MONTHS OF 1998 WERE $2,592,856, COMPARED TO $222,141 FOR THE SAME TIME FRAME IN 1997. THERE WAS A NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS OF $390,200 FOR THE FIRST NINE MONTHS OF 1998, COMPARED TO A $5,500,602 NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ACHIEVED DURING THE FIRST THREE CALENDAR QUARTERS OF 1997.

     PLEASE REFER TO EXHIBITS 1 AND 2 AND PAGES F-1 THROUGH F-13 FOR SPECIFIC DETAILS COVERING THE FUND'S RECENT PORTFOLIO TRANSACTIONS; THE HISTORICAL DATA WITH RESPECT TO DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS; AND OTHER FINANCIAL STATEMENT INFORMATION AS OF SEPTEMBER 30, 1998.


DIVIDEND

     ON OCTOBER 13, 1998, THE BOARD OF DIRECTORS DECLARED AN $.11 PER SHARE DIVIDEND ON THE SHARES OF CAPITAL STOCK OUTSTANDING ON THE OCTOBER 13, 1998 RECORD DATE WITH THIS INCOME DISTRIBUTION AMOUNT TO BE PAYABLE ON OR ABOUT OCTOBER 26, 1998. THIS DIVIDEND IS PAYABLE FROM THE NET INVESTMENT INCOME EARNED DURING THE JULY _ SEPTEMBER, 1998 QUARTER.

Shareholder Letter                      2                October 26, 1998

OFFICER RESIGNATION

     DOUGLAS P. PERSON, VICE PRESIDENT OF THE FUND, RESIGNED HIS POSITION EFFECTIVE JULY 31, 1998. MR. PERSON ACCEPTED AN INVESTMENT MANAGEMENT POSITION UNDER THE DIRECTION OF MR. VINOD GUPTA, FOUNDER AND CHAIRMAN OF INFOUSA, AN OMAHA-BASED MARKET RESEARCH AND DATA BASED INFORMATION SERVICE FOR BUSINESS DEVELOPMENT AND PLANNING.


RESIGNATION OF AUDITOR

     ON AUGUST 21, 1998, THE FUND RECEIVED A LETTER OF RESIGNATION AS AUDITOR FROM THE PARTNER IN CHARGE OF THE RELATIONSHIP AT ARTHUR ANDERSEN LLP. THIS ACTION WAS TAKEN TO AVOID A CONFLICT OF INTEREST UNDER AICPA CODE OF ETHICS AND SEC REGULATIONS WHEN MR. DANIEL F. KORALESKI WAS MADE A PARTNER OF ARTHUR ANDERSEN LLP ON SEPTEMBER 1, 1998. MR. KORALESKI IS THE BROTHER OF MR. JOHN J. KORALESKI, A DIRECTOR OF THE FUND.

     MR. DANIEL F. KORALESKI HAD BEEN AN EMPLOYEE OF ARTHUR ANDERSEN LLP IN THE CHICAGO AREA DURING THE TIME FRAME THAT MR. JOHN J. KORALESKI HAS BEEN A DIRECTOR OF THE FUND. THE CODE OF ETHICS AND REGULATIONS WERE SUCH THAT A 500 MILE SEPARATION WAS SUFFICIENT TO AVOID A POTENTIAL CONFLICT OF INTEREST. MR. DANIEL F. KORALESKI WAS RECENTLY TRANSFERRED TO THE OMAHA OFFICE OF ARTHUR ANDERSEN LLP AND HIS ELEVATION TO PARTNER STATUS BROUGHT THE POSSIBILITY OF A CONFLICT OF INTEREST INTO QUESTION EVEN THOUGH NEITHER DANIEL OR JOHN HAVE EVER DISCUSSED THE BUSINESS MATTERS OF THIS FUND.

     ARTHUR ANDERSEN LLP WILL CONTINUE TO RECEIVE THE AGREED COMPENSATION FROM THE FUND FOR THE BALANCE OF 1998 TO REFLECT THE SERVICES PERFORMED DURING 1998 THAT ARE ARRANGED FOR UNDER A FLAT FEE.


APPOINTMENT OF A NEW AUDITOR

     ON OCTOBER 13, 1998, A MAJORITY OF THE NON-INTERESTED PERSON MEMBERS OF THE BOARD OF DIRECTORS OF THE FUND VOTED TO RETAIN THE AUDIT SERVICES OF KPMG PEAT MARWICK LLP TO CONDUCT THE AUDIT OF THE FUND'S BOOKS OF ACCOUNT AND RECORDS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 1998 AND TO PREPARE FEDERAL AND STATE TAX RETURNS FOR THE SAME YEAR. THIS ACTION BY THE BOARD OF DIRECTORS WILL BE A MATTER TO BE AFFIRMED AND RATIFIED AT THE FUND'S ANNUAL MEETING TO BE HELD ON FEBRUARY 16, 1999.


TRANSITION

     REPRESENTATIVES OF ARTHUR ANDERSEN LLP WILL BE AVAILABLE TO THE FUND AND TO REPRESENTATIVES OF KPMG PEAT MARWICK LLP TO ASSIST IN A SMOOTH TRANSFER OF AUDIT RESPONSIBILITIES AND FOR BACKGROUND AS NEEDED. ARTHUR ANDERSEN LLP WILL THEN HAVE CONCLUDED 35 YEARS OF SERVICE TO OUR SHAREHOLDERS. IT IS THE JUDGMENT OF THE MANAGEMENT THAT REPRESENTATIVES OF ARTHUR ANDERSEN LLP HAVE CONDUCTED THEIR SERVICES IN A HIGHLY PROFESSIONAL MANNER, AND THAT THE FUND'S MANAGEMENT HAS BENEFITED GREATLY FROM THE LONG TERM RELATIONSHIP. THROUGH THIS LETTER, WE ARE EXPRESSING THE APPRECIATION OF OUR SHAREHOLDERS FOR THE LONG AND SUCCESSFUL PERIOD OF SERVICE BY ARTHUR ANDERSEN LLP.

Shareholder Letter                     3                October 26, 1998

THIRD QUARTER CHANGES IN PORTFOLIO AND OTHER COMMENTS

     DURING THE QUARTER ENDING SEPTEMBER 30, 1998, WE MADE A NUMBER OF SIGNIFICANT CHANGES IN THE PORTFOLIO AS THE MARKET'S INCREASED VOLATILITY PRESENTED OPPORTUNITIES TO REPOSITION THE PORTFOLIO. NINE POSITIONS WERE COMPLETELY ELIMINATED EITHER BECAUSE THE HOLDING HAD REACHED WHAT WE WOULD CONSIDER TO BE FULL VALUATION OR BECAUSE THE MARKET'S DECLINE CREATED MORE FAVORABLE OPPORTUNITIES IN OTHER STOCKS. STOCKS ELIMINATED COMPLETELY IN THE PORTFOLIO DURING THE QUARTER INCLUDED ACCUSTAFF, CALENERGY, CATERPILLAR, CENDANT FDX, GTE, HEALTHSOUTH, SCHLUMBERGER, AND SUN MICROSYSTEMS.

     NEW EQUITY POSITIONS WERE INITIATED IN CHASE MANHATTAN, COCA-COLA, INTERPUBLIC GROUP, NOKIA, AND LEVEL 3. THESE PURCHASES WERE LINKED BY THE COMMON THEME OF BEING COMPANIES THAT GENERALLY HAVE BETTER GROWTH PROSPECTS THAN THE AFOREMENTIONED STOCK SALES AND HAD EXPERIENCED PRICE DECLINES FROM THEIR 52-WEEK HIGHS WHICH WERE SIGNIFICANTLY GREATER THAN THE MARKET AS A WHOLE, THEREBY PROVIDING ATTRACTIVE VALUATION ENTRY POINTS.

     WE ALSO ADDED TO A NUMBER OF POSITIONS ALREADY HELD IN THE PORTFOLIO, INCLUDING AIRTOUCH, AIG, CAPITAL ONE, EAGLE USA, QUINTILES TRANSNATIONAL, TRANSACTION SYSTEMS ARCHITECTS, AND WEST TELESERVICES.

THE OUTLOOK

     WE ANTICIPATE THAT THE INCREASED VOLATILITY RECENTLY EXPERIENCED IN THE STOCK MARKET WILL PERSIST FOR A PERIOD OF TIME GIVEN THE HIGH LEVEL OF UNCERTAINTY ON THE PART OF INVESTORS WITH RESPECT TO THE RESOLUTION OF THE KEY ISSUES FACING THE MARKET AT PRESENT. THESE ISSUES INCLUDE THE DURATION AND DEPTH OF THE ECONOMIC PROBLEMS FACED BY ASIA, THE REPERCUSSIONS OF THE FINANCIAL PROBLEMS OF A NUMBER OF HEDGE FUNDS AND THE FINANCIAL INSTITUTIONS THAT HAVE LENT THEM MONEY, AND THE TIMING OF THE NEXT ECONOMIC RECESSION.

     VALUATION, WHILE IMPROVED DUE TO THE GENERAL DECLINE IN STOCK PRICES SINCE THE MID-JULY HIGHS, STILL REMAINS RELATIVELY HIGH BY LONG-TERM HISTORIC STANDARDS, PARTICULARLY FOR THE LARGE CAP GROWTH SECTOR OF THE MARKET. HOWEVER, ANY COMBINATION OF LOWER STOCK PRICES, LOWER INTEREST RATES, AND IMPROVED CORPORATE EARNINGS OVER THE NEXT SEVERAL QUARTERS WOULD SERVE TO ENHANCE THE INTERMEDIATE-TERM APPRECIATION POTENTIAL FOR THE MARKET AS A WHOLE AND MANY INDIVIDUAL SECURITIES.

     WE WILL CONTINUE TO TAKE A STOCK-SPECIFIC APPROACH TO THE EQUITY MARKET, LOOKING TO ADD TO POSITIONS IN COMPANIES WITH ATTRACTIVE VALUATIONS AND ABOVE-AVERAGE LONG-TERM EARNINGS GROWTH PROSPECTS DURING THE PERIODS OF MARKET WEAKNESS WE BELIEVE WILL MATERIALIZE PERIODICALLY OVER THE NEXT SEVERAL QUARTERS. OUR LONGER-TERM OUTLOOK FOR THE EQUITY MARKET IN GENERAL AND THE COMPANIES IN OUR PORTFOLIO IN PARTICULAR REMAINS CONSTRUCTIVE.

     MANY THANKS FOR YOUR CONTINUED INVESTMENT IN OUR FUND.

                                   SINCERELY YOURS,


                                   EDSON L. BRIDGES II
                                   CHAIRMAN


                                   EDSON L. BRIDGES III
                                   PRESIDENT
ELBII:ELBIII:ELC





                                   EXHIBIT 1

                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JULY 1, 1998, THROUGH SEPTEMBER 30, 1998



                                          Bought or       Held After
                                          Received        Transaction
               Securities                 $1,000 Par      $1,000 Par
          Common Stocks Unless            Value (M)       Value (M)
           Described Otherwise            or Shares       or Shares

      AirTouch Communications              1,000            8,000
(1)<F1>   American International Group     1,000            2,500
      Capital One Financial                  500            7,500
      Chase Manhattan Corp.                1,000            1,000
(2)<F2>   Cisco Systems                    2,500            7,500
(3)<F3>   Clear Channel Communications     5,500            8,000
      Coca-Cola Company                    1,000            1,000
(4)<F4>   Dell Computer                    3,000            6,000
(5)<F5>   Disney, Walt Co.                14,000           21,000
      Eagle USA Airfreight                 2,000           25,000
(6)<F6>   Home Depot, Inc.                 9,000           17,000
      Interpublic Group Cos.               2,000            2,000
      Level 3 Communications               7,000            7,000
      Level 3 Communications
        9.125% due May 1, 2008               150M             150M
      Nokia Corp. Sponsored ADR            1,500            1,500
      Quintiles Transnational Corp.        1,000            4,000
(7)<F7>   Steris Corp.                     3,000            6,000
      Transaction Systems Architects       2,000           15,000
         Class A
      West Teleservices                    7,000           50,000
      Various Issues of Commercial        31,580M           4,015M
         Paper Notes Purchased during
         3rd Qtr., 1998





<F1>(1) - Received 750 shares in a 3-for-2 stock split on July 31, 1998.
<F2>(2) - Received 2,500 shares in a 3-for-2 stock split on September 16, 1998.
<F3>(3) - Received 2,500 shares in a 2-for-1 stock split on July 29, 1998.
<F4>(4) - Received 3,000 shares in a 2-for-1 stock split on September 8, 1998.
<F5>(5) - Received 14,000 shares in a 3-for-1 stock split on July 10, 1998.
<F6>(6) - Received 8,000 shares in a 2-for-1 stock split on July 6, 1998.
<F7>(7) - Received 3,000 shares in a 2-for-1 stock split on August 25, 1998.






                                     -2-




                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JULY 1, 1998 THROUGH SEPTEMBER 30, 1998
                                  (Continued)

                                              Sold or       Held After
                                              Exchanged     Transacion
                 Securities                   $1,000 Par    $1,000 Par
            Common Stocks Unless              Value (M)     Value (M)
             Described Otherwise              or Shares     or Shares

      AccuStaff                                7,000            --
      America Online, Inc.                     1,000           2,000
      Bristol Myers Squibb                     1,000           4,000
      CalEnergy, Inc.                          8,000            --
      Capital One Financial                    1,000           7,500
      Caterpillar, Inc.                        6,000            --
      Cendant Corp. 7.50% Conv. Pfd.           3,000            --
         Series I $3.75
      Dayton Hudson Corp.                      3,000          17,000
      Dell Computer                            2,000           6,000
      FDX Corp.                                6,000            --
      GTE Corporation                         10,000            --
      General Electric Co.                     2,000           8,000
      HEALTHSOUTH Corp.                       10,000            --
      Hewlett Packard                          3,000           7,000
      Merck & Co.                              1,000           9,000
      Microsoft Corp.                          3,000          12,000
      Schlumberger                             2,000            --
      SunMicrosystems, Inc.                    4,000            --
     Various Issues of Commercial             29,080M           --
        Paper Notes maturing during
       3rd Qtr., 1998






                                   Exhibit 2

                         BRIDGES INVESTMENT FUND, INC.

                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset     Dividend/  Capital
Valuation     Assets    Outstanding  Value/Share     Share    Gains/Share
  Date
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 09-30-63       109,764       10,900     10.07         -          -
 12-31-63       159,187       15,510     10.13        .07         -
 03-31-64       202,354       19,105     10.59        .07         -
 06-30-64       253,932       23,438     10.83        .07         -
 09-30-64       310,307       28,286     10.97        .07         -
 12-31-64       369,149       33,643     10.97        .07         -
 03-31-65       434,523       38,531     11.28        .075       .028
 06-30-65       491,068       44,667     10.99        .07         -
 09-30-65       558,913       47,710     11.71        .07         -
 12-31-65       621,241       51,607     12.04        .07         -
 03-31-66       661,711       55,652     11.89        .085        -
 06-30-66       643,920       57,716     11.16        .07         -
 09-30-66       592,628       58,610     10.11        .07         -
 12-31-66       651,282       59,365     10.97        .07         -
 03-31-67       728,115       60,181     12.10        .085        -
 06-30-67       753,075       61,364     12.27        .07         -
 09-30-67       823,967       62,810     13.12        .07         -
 12-31-67       850,119       64,427     13.20        .07         -
 03-31-68       812,416       65,607     12.38        .105        -
 06-30-68     1,013,629       72,214     14.04        .07         -
 09-30-68     1,046,852       72,633     14.41        .07         -
 12-31-68     1,103,734       74,502     14.81        .07         -
 03-31-69     1,083,278       77,393     14.00        .15         -
 06-30-69     1,030,784       79,169     13.02        .07         -
 09-30-69     1,063,290       83,291     12.77        .07         -
 12-31-69     1,085,186       84,807     12.80        .07         -
 03-31-70     1,061,534       87,349     12.15        .16         -
 06-30-70       843,133       88,367      9.54        .07         -
 09-30-70       959,114       89,417     10.73        .07         -
 12-31-70     1,054,162       90,941     11.59        .07         -
 03-31-71     1,168,919       91,819     12.73        .16         -
 06-30-71     1,198,777       92,573     12.94        .07         -
 09-30-71     1,200,753       92,723     12.95        .07         -
 12-31-71     1,236,601       93,285     13.26        .07         -
 03-31-72     1,285,684       93,661     13.73        .14        .08
 06-30-72     1,228,951       93,834     13.10        .07         -
 09-30-72     1,208,454       92,258     13.10        .07         -
 12-31-72     1,272,570       93,673     13.59        .07         -
 03-31-73     1,152,089       96,695     11.91        .13        .07
 06-30-73     1,073,939       97,943     10.96        .07         -
 09-30-73     1,131,789       99,353     11.39        .07         -
 12-31-73     1,025,521      100,282     10.23        .07         -


EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset     Dividend/  Capital

  Date        Assets    Outstanding  Value/Share     Share    Gains/Share

 03-31-74       988,697      101,763      9.72        .14         -
 06-30-74       863,820      101,578      8.50        .07         -
 09-30-74       667,051      101,292      6.59        .07         -
 12-31-74       757,545      106,909      7.09        .07         -
 03-31-75       909,125      106,162      8.56        .14         -
 06-30-75     1,028,687      106,517      9.66        .07         -
 09-30-75       954,187      107,651      8.86        .07         -
 12-31-75     1,056,439      111,619      9.46        .07         -
 03-31-76     1,230,953      115,167     10.69        .16         -
 06-30-76     1,265,767      117,506     10.77        .07         -
 09-30-76     1,313,363      121,229     10.83        .07         -
 12-31-76     1,402,661      124,264     11.29        .08         -
 03-31-77     1,335,592      126,714     10.54        .188       .062
 06-30-77     1,456,451      134,575     10.82        .08         -
 09-30-77     1,450,573      139,402     10.41        .08         -
 12-31-77     1,505,147      145,252     10.36        .08         -
 03-31-78     1,418,417      146,380      9.69        .211       .049
 06-30-78     1,523,758      145,470     10.47        .09         -
 09-30-78     1,672,364      150,729     11.10        .09         -
 12-31-78     1,574,097      153,728     10.24        .09         -
 03-31-79     1,724,695      162,627     10.61        .204       .051
 06-30-79     1,773,427      163,640     10.84        .09         -
 09-30-79     1,913,242      167,426     11.43        .09         -
 12-31-79     1,872,059      165,806     11.29        .09         -
 03-31-80     1,769,935      170,882     10.36        .25        .0525
 06-30-80     1,974,288      169,675     11.64        .10         -
 09-30-80     2,204,689      173,549     12.70        .10         -
 12-31-80     2,416,997      177,025     13.65        .10         -
 03-31-81     2,424,976      184,148     13.17        .29        .0868
 06-30-81     2,356,007      186,307     12.65        .11         -
 09-30-81     2,128,956      183,447     11.61        .11         -
 12-31-81     2,315,441      185,009     12.52        .12         -
 03-31-82     2,165,531      194,140     11.15        .39        .19123
 06-30-82     2,074,816      190,067     10.92        .13         -
 09-30-82     2,262,073      189,837     11.92        .13         -
 12-31-82     2,593,411      195,469     13.27        .13         -
 03-31-83     2,815,081      209,390     13.44        .40        .2500
 06-30-83     3,030,744      212,068     14.29        .15         -
 09-30-83     3,210,564      223,059     14.39        .15         -
 12-31-83     3,345,988      229,238     14.60        .15         -
 03-31-84     3,279,542      247,700     13.24        .32        .5000
 06-30-84     3,322,155      262,695     12.65        .16         -
 09-30-84     3,554,876      263,783     13.48        .16         -
 12-31-84     3,727,899      278,241     13.40        .16         -
 03-31-85     4,058,327      300,068     13.52        .22        .6800
 06-30-85     4,351,707      305,496     14.24        .16         -
 09-30-85     4,260,686      310,379     13.73        .16         -
 12-31-85     4,962,325      318,589     15.58        .16         -
 03-31-86     5,663,449      347,479     16.30        .208       .86227
 06-30-86     6,174,120      365,531     16.89        .16         -


EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share

 09-30-86     6,392,215      399,871     15.99        ,16         -
 12-31-86     6,701,786      407,265     16.46        .16         -
 03-31-87     8,766,205      491,228     17.85        .196       .79447
 06-30-87     9,214,305      509,569     18.08        .16         -
 09-30-87     9,921,139      530,566     18.70        .16         -
 12-31-87     7,876,275      525,238     15.00        .14        .24513
 03-31-88     8,649,901      565,608     15.29        .16         -
 06-30-88     9,027,829      574,563     15.71        .15         -
 09-30-88     8,986,977      575,956     15.60        .16         -
 12-31-88     8,592,807      610,504     14.07        .38       1.10967
 03-31-89     9,103,009      618,331     14.72         -          -
 06-30-89     9,531,124      614,861     15.50        .16         -
 09-30-89    10,815,006      652,207     16.58        .16         -
 12-31-89    10,895,182      682,321     15.97        .35       0.53769
 03-31-90    11,000,740      695,558     15.82         -          -
 06-30-90    11,521,748      696,414     16.54        .16       0.02646
 09-30-90    10,534,037      706,268     14.92        .16         -
 12-31-90    11,283,448      744,734     15.15        .35       0.40297
 03-31-91    12,685,391      759,477     16.70         -          -
 06-30-91    12,485,281      766,387     16.29        .16         -
 09-30-91    13,225,379      780,213     16.95        .16         -
 12-31-91    14,374,679      831,027     17.30        .34       0.29292
 03-31-92    14,428,305      851,349     16.95         -          -
 06-30-92    14,691,191      863,019     17.02        .15         -
 09-30-92    15,940,013      910,936     17.50        .16         -
 12-31-92    17,006,789      971,502     17.51        .325      0.15944
 03-31-93    18,071,613    1,008,275     17.92         -          -
 06-30-93    17,621,101      992,755     17.75        .15         -
 09-30-93    17,949,559      999,163     17.96        .15         -
 12-31-93    17,990,556    1,010,692     17.80        .3125     0.17075
 03-31-94    17,777,177    1,021,219     17.41         -          -
 06-30-94    17,953,364    1,033,984     17.36        .14         -
 09-30-94    18,472,176    1,036,473     17.82        .15         -
 12-31-94    18,096,297    1,058,427     17.10        .30       0.17874
 03-31-95    19,835,494    1,072,309     18.50         -          -
 06-30-95    21,416,325    1,076,463     19.90        .14         -
 09-30-95    22,527,409    1,082,829     20.80        .14         -
 12-31-95    24,052,746    1,116,620     21.54        .295      0.19289
 03-31-96    26,025,304    1,148,429     22.66         -          -
 06-30-96    27,108,210    1,157,425     23.42        .1325       -
 09-30-96    27,451,784    1,165,788     23.55        .1325       -
 12-31-96    29,249,488    1,190,831     24.56        .285      0.25730
 03-31-97    30,255,441    1,210,627     24.99         -          -
 06-30-97    34,567,391    1,229,643     28.11        .1325       -
 09-30-97    36,500,979    1,242,731     29.37        .135        -
 12-31-97    36,647,535    1,262,818     29.02        .24       0.30571
 03-31-98    41,413,655    1,283,322     32.27         -          -
 06-30-98    43,600,764    1,298,420     33.58        .135        -
 09-30-98    40,423,166    1,308,173     30.90        .09         -




                                      F-1

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                    Number       Market
                                                   of Shares     Value
                Title of Security
      COMMON STOCKS - (76.4%)

Advertising - 1.2%
  Interpublic Group of Companies, Inc. (The)       2,000      $   107,876
  Outdoor Systems, Inc.*                          19,050          371,475
                                                              $   479,351

Aircraft - Manufacturing  - 1.0%
  The Boeing Company                              12,000      $   411,756

Amusements - Recreation - Sporting Goods - 0.5%
  Nike, Inc.                                       6,000      $   220,878

Banking and Finance  - 5.6%
  Chase Manhattan Corporation (The)                1,000      $    43,125
  First National of Nebraska, Inc.                   230          839,500
  MBNA Corporation                                10,000          286,250
  Norwest Corporation                             12,000          432,000
  SLM Holding Corporation                          7,000          227,066
  State Street Corporation                         8,000          436,504
                                                              $ 2,264,445

Beverages - Soft Drinks  - 1.9%
  Coca-Cola Company (The)                          1,000      $    57,625
  PepsiCo, Inc.                                   24,000          706,512
                                                              $   764,137

Chemicals  - 4.0%
  The Dow Chemical Company                         7,000      $   598,066
  Du Pont (E.I.) De Nemours & Company              8,000          450,000
  Monsanto Company                                10,000          562,500
                                                              $ 1,610,566

Communications _ Radio and Television - 0.9%
  Clear Channel Communications, Inc.*              8,000      $   380,000

Computers - Hardware and Software  - 10.9%
  America Online, Inc.*                            2,000      $   223,250
  Cisco Systems, Inc.*                             7,500          463,597
  Compaq Computer Corporation                      5,000          158,125
  Dell Computer Corporation *                      6,000          394,500
  EMC Corporation*                                 5,000          286,875
  HNC Software, Inc.*                             10,000          406,250
  Hewlett-Packard Co.                              7,000          370,566
  Microsoft Corporation*                          12,000        1,320,756
  Network Associates, Inc. *                       4,500          159,750
  SunGard Data Systems, Inc. *                     3,200          100,800
  Transaction Systems Architects, Inc.*           15,000          532,500
                                                              $ 4,416,969

    *Nonincome-producing security

                                      F-2


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                    Number       Market
                                                   of Shares     Value
                Title of Security
       COMMON STOCKS   (Continued)

Drugs - Medicines _ Cosmetics  - 9.4%
  Abbott Laboratories                             16,000      $   695,008
  Bristol-Myers Squibb Co.                         4,000          415,500
  Elan Corporation PLC ADR*                       10,000          720,630
  Johnson & Johnson                               10,000          782,500
  Merck & Co., Inc.                                9,000        1,166,067
                                                              $ 3,779,705

Electrical Equipment and Supplies  - 1.6%
  General Electric Co.                             8,000      $   636,504

Electronics  - 2.3%

  Intel Corporation                                8,000      $   686,000
  Solectron Corporation *                          5,000          240,625
                                                              $   926,625

Finance - Real Estate  - 3.7%
  Freddie Mac                                     30,000      $ 1,488,750

Finance - Services  - 1.9%
  Capital One Financial Corporation                7,500      $   772,973

Food - Miscellaneous Products  - 2.3%
  Philip Morris Companies, Inc.                   20,000      $   925,000

Healthcare - Commercial Services - 0.4%
  Quintiles Transnational Corp.*                   4,000      $   175,000

Insurance - Mortgage _ 0.5%
  MGIC Investment Corporation                      5,000      $   184,375

Insurance - Multiline  - 1.5%
  American International Group, Inc.               2,500      $   195,937
  General Re Corp.                                 2,000          406,000
                                                              $   601,937

Insurance - Municipal Bond - 1.3%
  MBIA, Inc.                                      10,000      $   536,880

Linen Supply - Uniform Rental & Sales - 0.5%
  Cintas Corporation                               4,000      $   200,500

    *Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                    Number       Market
                                                   of Shares     Value
                Title of Security
       COMMON STOCKS   (Continued)

Medical - Services _ 0.4%
  Steris Corporation *                             6,000      $   169,500

Metal Products - Miscellaneous  - 0.6%
  Nucor Corporation                                5,500      $   223,438

Motion Pictures and Theatres  - 1.3%
   The Walt Disney Company                        21,000      $   532,875

Petroleum Producing  - 6.3%
  Amoco Corporation                               10,000      $   538,750
  Atlantic Richfield Company                       4,000          283,752
  Chevron Corporation                             10,000          840,630
  Exxon Corporation                                8,000          565,000
  Mobil Corporation                                4,000          303,752
                                                              $ 2,531,884

Publishing - Newspapers  - 1.1%
  Gannett Co., Inc.                                8,000      $   428,504

Publishing - Electronic  - 0.6%
  Reuters Group PLC, ADR Sponsored                 5,199      $   258,650

Retail Stores - Apparel and Clothing  - 2.6%
  Gap, Inc.                                       20,000      $ 1,055,000

Retail Stores - Building Materials and Home
                   Improvement _ 1.7%
  The Home Depot, Inc.                            17,000      $   671,500

Retail Stores - Department  - 1.5%
  Dayton Hudson Corporation                       17,000      $   607,750

Retail Stores - Variety  - 0.7%
  Albertson's Inc.                                 5,000      $   270,625

Schools - Educational Services - 0.4%
  Sylvan Learning Systems, Inc. *                  7,500      $   175,313



    *Nonincome-producing security



                                      F-4

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                    Number       Market
                Title of Security                  of Shares     Value

       COMMON STOCKS   (Continued)

Telecommunications  - 5.3%
  AirTouch Communications, Inc.*                   8,000      $   456,000
  Level 3 Communications                           7,000          223,566
  MCI WorldCom, Inc.*                             13,000          635,375
  Sprint Corporation                               5,000          360,000
  West Teleservices Corporation*                  50,000          481,250
                                                              $ 2,156,191

Telecommunications _ Equipment _ 1.2%
  Ericsson (L.M.) Telephone SP ADR                20,000      $   367,500
  Nokia Corporation _ Sponsored ADR A              1,500          117,375
                                                              $   484,875

Transportation _ Airfreight _ 0.9%
  Eagle USA Airfreight, Inc. *                    25,000      $   350,000

Transportation - Railroads  - 0.4%
  Union Pacific Corporation                        4,000      $   170,500

       TOTAL COMMON STOCKS (Cost - $15,895,395)               $30,862,956

       PREFERRED STOCKS  (2.8%)

Banking and Finance - 1.6%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   128,125
  CFB Capital II 8.20% Cumulative Preferred        5,000          126,250
  Harris Preferred Capital Corp.,                 10,000          253,130
     7.375%, Series A
  Silicon Valley Bancshares Capital                5,000          120,000
     8.25% Preferred Series I
                                                              $   627,505

Telecommunications - 0.6%
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   244,500
    Convertible Preferred

Utilities _ Electric _ 0.6%
  Tennessee Valley Authority 6.75%                10,000      $   260,630
    Variable Preferred Series D


     Total Preferred Stocks (Cost - $1,012,925)               $ 1,132,635

       Total Stocks (Cost - $16,908,320)                      $31,995,591


    *Nonincome-producing security

                                      F-5

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                   Number of
                                                   Shares or
                                                   Principal     Market
                Title of Security                   Amount       Value
      DEBT SECURITIES (20.4%)

Energy - Alternate Sources - 0.5%
  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000    $   208,860

Food - Miscellaneous Products - 0.2%
  Super Valu Stores, Inc., 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   102,32

Household Appliances and Utensils - 0.3%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   115,290

Office Equipment and Supplies - 0.3%
  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000    $   106,790

Retail Stores - Department - 0.8%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   177,435

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000        130,646
                                                              $   308,081

Telecommunications _ 0.3%
  Level 3 Communications, Inc., 9.125% Senior     $150,000    $   141,750
    Notes due May 1, 2008


U.S. Government _ 8.1%
  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                              $200,000    $   205,344

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        215,594

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        217,750

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        220,625

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        249,969

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        342,375

                                      F-6

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1998
                                  (Unaudited)
                                                   Principal     Market
                Title of Security                   Amount       Value

       DEBT SECURITIES   (Continued)

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                         $300,000    $   351,282

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        261,125

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        328,687

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        238,125

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        245,156

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        382,453
                                                              $ 3,258,485

Commercial Paper - Short Term _ 9.9%
  American Express Credit Corporation
    Commercial Paper Note 5.38%
    due October 2, 1998                           $1,880,000  $ 1,880,000

  General Electric Credit Corporation
    Commercial Paper Note 5.20%
    due October 6, 1998                            1,000,000    1,000,000

  Prudential Funding Corp.
    Commercial Paper Note 5.22%
    due October 6, 1998                            1,135,000    1,135,000
                                                              $ 4,015,000

     TOTAL DEBT SECURITIES (Cost - $7,937,492)                $ 8,256,584


TOTAL INVESTMENTS IN SECURITIES
  (Cost - $24,845,812)                               (99.6%)  $40,252,175

CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.4%)      170,991
NET ASSETS, September 30, 1998                      (100.0%)  $40,423,166



                   The accompanying notes to financial statements
                     are an integral part of this schedule.

                                      F-7

                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

ASSETS                                                 AMOUNT
  INVESTMENTS, AT MARKET VALUE
     COMMON AND PREFERRED STOCKS (COST $16,908,320) $31,995,591
     DEBT SECURITIES (COST $7,937,492)                8,256,584
          TOTAL INVESTMENTS                         $40,252,175

  CASH                                                   99,958
  RECEIVABLES
     DIVIDENDS AND INTEREST                             130,922
     SUBSCRIPTIONS TO CAPITAL STOCK                      13,403

TOTAL ASSETS                                        $40,496,458

LIABILITIES
  INVESTMENT ADVISOR, MANAGEMENT AND
    SERVICE FEES                                    $    50,600
  ACCRUED OPERATING EXPENSES                             22,692
TOTAL LIABILITIES                                   $    73,292

NET ASSETS

  CAPITAL STOCK, $1 PAR VALUE _ AUTHORIZED
   3,000,000 SHARES, LESS 769,823 SHARES
   REDEEMED; 2,077,996 SHARES ISSUED;
   1,308,173 SHARES OUTSTANDING                     $ 1,308,173

  PAID-IN SURPLUS -
     EXCESS OVER PAR VALUE OF AMOUNTS RECEIVED
     FROM SALE OF 2,077,996 SHARES, LESS
     AMOUNTS PAID OUT IN REDEEMING
     769,823 SHARES                                  20,963,134
          NET CAPITAL PAID IN ON SHARES             $22,271,307

  ACCUMULATED NET REALIZED GAIN ON INVESTMENT
     TRANSACTIONS                                     2,586,394
  NET UNREALIZED APPRECIATION ON INVESTMENTS         15,406,363
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME       159,102
TOTAL NET ASSETS                                    $40,423,166

NET ASSET VALUE PER SHARE                              $30.90

OFFERING PRICE PER SHARE                               $30.90

REDEMPTION PRICE PER SHARE                             $30.90



                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.


                                      F-8

                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
                                  (Unaudited)

                                                        AMOUNT     AMOUNT
INVESTMENT INCOME
   Interest                                             $297,082
   Dividends                                             381,696

        Total Investment Income                                    $678,778

EXPENSES
   MANAGEMENT FEES                                    $  153,027
   Custodian fees                                         21,528
   Insurance and Other Administrative Fees                17,187
   Bookkeeping services                                   12,567
   Printing and supplies                                   9,191
   Professional services                                   8,175
   Dividend disbursing and transfer
      agent fees                                           8,676
   Computer programming                                    3,750
   Taxes and licenses                                        799
   Foreign Taxes Paid                                      1,292



        Total Expenses                                             $ 236,192

           NET INVESTMENT INCOME                                   $ 442,586


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $2,592,856

   Net decrease in unrealized
        appreciation of investments                    (390,200)

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $2,202,656


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,645,242




                   The accompanying notes to financial statements
                    are an integral part of this statement.


                                      F-9


                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
                                  (UNAUDITED)

                                                 1998           1997
INCREASE IN NET ASSETS
  OPERATIONS -
     NET INVESTMENT INCOME                   $    442,586    $  486,381
     NET REALIZED GAIN ON TRANSACTIONS IN
       INVESTMENT SECURITIES                    2,592,856       225,051
     NET DECREASE IN UNREALIZED
       APPRECIATION OF INVESTMENTS               (390,200)    5,500,602
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS         $  2,645,242    $6,212,034

  NET EQUALIZATION CREDITS                          1,357         2,157

  DISTRIBUTIONS TO SHAREHOLDERS FROM -
     NET INVESTMENT INCOME                       (290,078)     (326,386)
     NET REALIZED GAIN FROM INVESTMENT
       TRANSACTIONS                                 -            -
  EQUALIZATION                                      -            -

  NET CAPITAL SHARE TRANSACTIONS                1,419,110     1,363,686

           TOTAL INCREASE IN NET ASSETS      $  3,775,631    $7,251,491


NET ASSETS:
  BEGINNING OF YEAR                            36,647,535    29,249,488

  END OF YEAR (INCLUDING ACCUMULATED
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF $159,102 AND $166,884, RESPECTIVELY) $ 40,423,166   $36,500,979



                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   ARE AN INTEGRAL PART OF THESE STATEMENTS.



                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          BRIDGES INVESTMENT FUND, INC. (FUND) IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. IN PURSUIT OF THAT OBJECTIVE, THE FUND INVESTS PRIMARILY IN COMMON STOCKS. THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

     A.  INVESTMENTS -

               SECURITY TRANSACTIONS ARE RECORDED ON THE TRADE DATE AT PURCHASE COST OR SALES PROCEEDS. DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, AND INTEREST INCOME IS RECOGNIZED ON AN ACCRUAL BASIS.

               SECURITIES OWNED ARE REFLECTED IN THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS AT QUOTED MARKET VALUE. QUOTED MARKET VALUE REPRESENTS THE LAST RECORDED SALES PRICE ON THE LAST BUSINESS DAY OF THE CALENDAR YEAR FOR SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE. IF NO SALES WERE REPORTED ON THAT DAY, QUOTED MARKET VALUE REPRESENTS THE CLOSING BID PRICE. THE COST OF INVESTMENTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS IS THE SAME AS THE BASIS USED FOR FEDERAL INCOME TAX PURPOSES. THE DIFFERENCE BETWEEN COST AND QUOTED MARKET VALUE OF SECURITIES IS REFLECTED SEPARATELY AS UNREALIZED APPRECIATION (DEPRECIATION) AS APPLICABLE.


                                              1998          1997    NET CHANGE
          NET UNREALIZED APPRECIATION
          (DEPRECIATION):

          AGGREGATE GROSS UNREALIZED
            APPRECIATION
            ON SECURITIES               $16,198,740  $16,077,365

          AGGREGATE GROSS UNREALIZED
            DEPRECIATION
            ON SECURITIES                  (792,377)    (236,970)

                         NET             $15,406,363  $15,840,395 $(434,032)




          THE NET REALIZED GAIN (LOSS) FROM THE SALES OF SECURITIES IS DETERMINED FOR INCOME TAX AND ACCOUNTING PURPOSES ON THE BASIS OF THE COST OF SPECIFIC SECURITIES. THE GAIN COMPUTED ON THE BASIS OF AVERAGE COST WOULD HAVE BEEN SUBSTANTIALLY THE SAME AS THAT REFLECTED IN THE ACCOMPANYING STATEMENT OF OPERATIONS.

     B. FEDERAL INCOME TAXES -

               IT IS THE FUND'S POLICY TO COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES, INCLUDING THE DISTRIBUTION OF SUBSTANTIALLY ALL TAXABLE INCOME INCLUDING NET REALIZED GAINS ON SALES OF INVESTMENTS. THEREFORE, NO PROVISION IS MADE FOR FEDERAL INCOME TAXES.

     C. DISTRIBUTION TO SHAREHOLDERS -

               THE FUND ACCRUES DIVIDENDS TO SHAREHOLDERS ON THE EX-DIVIDEND
          DATE.

     D. EQUALIZATION -

               THE FUND USES THE ACCOUNTING PRACTICE OF EQUALIZATION BY WHICH A PORTION OF THE PROCEEDS FROM SALES AND COSTS OF REDEMPTION OF CAPITAL SHARES, EQUIVALENT ON A PER SHARE BASIS TO THE AMOUNT OF UNDISTRIBUTED NET INVESTMENT INCOME ON THE DATE OF THE TRANSACTIONS, IS CREDITED OR CHARGED TO UNDISTRIBUTED INCOME. AS A RESULT, UNDISTRIBUTED NET INVESTMENT INCOME PER SHARE IS UNAFFECTED BY SALES OR REDEMPTION OF CAPITAL SHARES.


     E. USE OF ESTIMATES

               THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF REVENUES AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.



(2)  INVESTMENT ADVISORY CONTRACT

          UNDER AN INVESTMENT ADVISORY CONTRACT, BRIDGES INVESTMENT COUNSEL, INC. (INVESTMENT ADVISER) FURNISHES INVESTMENT ADVISORY SERVICES AND PERFORMS CERTAIN ADMINISTRATIVE FUNCTIONS FOR THE FUND. IN RETURN, THE FUND HAS AGREED TO PAY THE INVESTMENT ADVISER A FEE COMPUTED ON A QUARTERLY BASIS AT THE RATE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND DURING THE QUARTER, EQUIVALENT TO 1/2 OF 1% PER ANNUM. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE INVESTMENT ADVISER. THESE OFFICERS DO NOT RECEIVE ANY COMPENSATION FROM THE FUND OTHER THAN THAT WHICH IS RECEIVED INDIRECTLY THROUGH THE INVESTMENT ADVISER.

          THE CONTRACT BETWEEN THE FUND AND THE INVESTMENT ADVISER PROVIDES THAT TOTAL EXPENSES OF THE FUND IN ANY YEAR, EXCLUSIVE OF STAMP AND OTHER TAXES, BUT INCLUDING FEES PAID TO THE INVESTMENT ADVISER, SHALL NOT EXCEED, IN TOTAL, A MAXIMUM OF 1 AND 1/2% OF THE AVERAGE MONTH END NET ASSET VALUE OF THE FUND FOR THE YEAR. AMOUNTS, IF ANY, EXPENDED IN EXCESS OF THIS LIMITATION ARE REIMBURSED BY THE INVESTMENT ADVISER AS SPECIFICALLY IDENTIFIED IN THE INVESTMENT ADVISORY CONTRACT.

(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          EFFECTIVE OCTOBER 1, 1987, DIVIDEND DISBURSING AND TRANSFER AGENT SERVICES ARE PROVIDED BY BRIDGES INVESTOR SERVICES, INC. (TRANSFER AGENT). THE FEES PAID TO THE TRANSFER AGENT ARE INTENDED TO APPROXIMATE THE COST TO THE TRANSFER AGENT FOR PROVIDING SUCH SERVICES. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE TRANSFER AGENT.




(4)       SECURITY TRANSACTIONS

          THE COST OF LONG-TERM INVESTMENT PURCHASES DURING THE THREE MONTHS ENDED SEPTEMBER 30, WAS:


                                                         1998           1997
      UNITED STATES GOVERNMENT OBLIGATIONS            $    --        $    --
      OTHER SECURITIES                                5,801,152      4,180,769

                    TOTAL COST                       $5,801,152     $4,180,769


            NET PROCEEDS FROM SALES OF LONG-TERM INVESTMENTS DURING THE THREE MONTHS ENDED SEPTEMBER 30, WERE:

                                                      1998              1997
      UNITED STATES GOVERNMENT OBLIGATIONS            $  200,000     $    --
      OTHER SECURITIES                                 7,486,804      1,896,848

                     TOTAL NET PROCEEDS               $7,686,804     $1,896,848

                     TOTAL COST BASIS OF
                       SECURITIES SOLD                $5,093,948     $1,671,797


(5)  NET ASSET VALUE

           THE NET ASSET VALUE PER SHARE REPRESENTS THE EFFECTIVE PRICE FOR ALL SUBSCRIPTIONS AND REDEMPTIONS.

(6)  CAPITAL STOCK


      SHARES OF CAPITAL STOCK ISSUED AND REDEEMED ARE AS FOLLOWS:

                                                         1998           1997
            SHARES SOLD                                   60,837       75,896
            SHARES ISSUED TO SHAREHOLDERS IN
              REINVESTMENT OF NET INVESTMENT
              INCOME AND REALIZED GAIN FROM
              SECURITY TRANSACTIONS                       11,706         16,233
                                                          72,543         92,129
            SHARES REDEEMED                               27,188         40,229
              NET INCREASE                                45,355         51,900


      VALUE OF CAPITAL STOCK ISSUED AND REDEEMED IS AS FOLLOWS:


                                                         1998            1997
             SHARES SOLD                              $1,907,202     $1,982,095
             SHARES ISSUED TO SHAREHOLDERS IN
               REINVESTMENT OF NET INVESTMENT
               INCOME AND REALIZED GAIN FROM
               SECURITY TRANSACTIONS                     366,608        425,686
                                                      $2,273,810     $2,407,781
             SHARES REDEEMED                             854,700      1,044,095

               NET INCREASE                           $1,419,110     $1,363,686


(7)  DISTRIBUTION TO SHAREHOLDERS

             ON OCTOBER 13, 1998 A DISTRIBUTION OF $.11 PER SHARE AGGREGATING $144,196 WAS DECLARED TO SHAREHOLDERS OF RECORD ON OCTOBER 13, 1998, TO BE PAYABLE ON OCTOBER 26, 1998.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

             IN OCTOBER, 1994, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 119, DISCLOSURE ABOUT DERIVATIVE FINANCIAL INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS. THE FUND HAS NOT ENTERED INTO ANY SUCH INVESTMENT OR INVESTMENT CONTRACTS. A COVERED CALL OPTION CONTRACT IS A FORM OF A FINANCIAL DERIVATIVE INSTRUMENT. THE FUND'S INVESTMENT AND POLICY RESTRICTIONS DO PERMIT THE FUND TO SELL OR WRITE COVERED CALL OPTION CONTRACTS UNDER CERTAIN CIRCUMSTANCES AND LIMITATIONS AS SET FORTH IN THE FUND'S PROSPECTUS.